Derivative Instruments and Hedging Activities (Commodity Volumes) (Detail)			12 Months Ended
		Jun. 30, 2015 MWh MW-M MMBTU bbl	Dec. 31, 2014 MWh MW-M MMBTU bbl
Power | Sales | 2015
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MWh	[1],[2]	27,008,748
Power | Sales | 2016
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MWh	[2]	30,860,046
Power | Sales | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MWh	[2]	1,418,861
Power | Sales | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MWh	[2]	795,983
Power | Sales | PPL Energy Supply LLC [Member] | 2015
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MWh	[3]		39,946,543
Power | Sales | PPL Energy Supply LLC [Member] | 2016
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MWh	[3]		4,999,532
Power | Purchases | PPL Energy Supply LLC [Member] | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MWh	[3]		741,005
Power | Purchases | PPL Energy Supply LLC [Member] | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MWh	[3]		3,426,579
Capacity | Sales | 2015
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[1],[2]	1,402
Capacity | Sales | 2016
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	878
Capacity | Sales | PPL Energy Supply LLC [Member] | 2015
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[3]		6,604
Capacity | Sales | PPL Energy Supply LLC [Member] | 2016
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[3]		249
Capacity | Purchases | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	6
Capacity | Purchases | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	3
Capacity | Purchases | PPL Energy Supply LLC [Member] | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[3]		6
Capacity | Purchases | PPL Energy Supply LLC [Member] | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[3]		3
Gas | Sales | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MMBTU	[2]	4,928,278
Gas | Sales | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MMBTU	[2]	4,089,820
Gas | Purchases | 2015
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MMBTU	[1],[2]	131,915,232
Gas | Purchases | 2016
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MMBTU	[2]	79,690,567
Gas | Purchases | PPL Energy Supply LLC [Member] | 2015
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MMBTU	[3]		136,349,655
Gas | Purchases | PPL Energy Supply LLC [Member] | 2016
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MMBTU	[3]		42,144,483
Gas | Purchases | PPL Energy Supply LLC [Member] | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MMBTU	[3]		5,804,511
Gas | Purchases | PPL Energy Supply LLC [Member] | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MMBTU	[3]		8,969,760
FTR purchase contracts | Purchases | 2015
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[1],[2]	3,178
FTR purchase contracts | Purchases | 2016
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	2,870
FTR purchase contracts | Purchases | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	0
FTR purchase contracts | Purchases | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	0
FTR purchase contracts | Purchases | PPL Energy Supply LLC [Member] | 2015
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[3]		2,803
FTR purchase contracts | Purchases | PPL Energy Supply LLC [Member] | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[3]		0
FTR purchase contracts | Purchases | PPL Energy Supply LLC [Member] | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[3]		0
Oil | Purchases | 2015
Derivative [Line Items]
Volumes (in barrels) | bbl	[1],[2]	143,204
Oil | Purchases | 2016
Derivative [Line Items]
Volumes (in barrels) | bbl	[2]	142,778
Oil | Purchases | 2017
Derivative [Line Items]
Volumes (in barrels) | bbl	[2]	134,701
Oil | Purchases | Thereafter
Derivative [Line Items]
Volumes (in barrels) | bbl	[2]	60,000
Oil | Purchases | PPL Energy Supply LLC [Member] | 2015
Derivative [Line Items]
Volumes (in barrels) | bbl	[3]		421,019
Oil | Purchases | PPL Energy Supply LLC [Member] | 2016
Derivative [Line Items]
Volumes (in barrels) | bbl	[3]		374,334
Oil | Purchases | PPL Energy Supply LLC [Member] | 2017
Derivative [Line Items]
Volumes (in barrels) | bbl	[3]		251,670
Oil | Purchases | PPL Energy Supply LLC [Member] | Thereafter
Derivative [Line Items]
Volumes (in barrels) | bbl	[3]		60,000
CRRs | Purchases | 2015
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MWh	[1],[2]	1,128,574
CRRs | Purchases | 2016
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MWh	[2]	1,393,430
CRRs | Purchases | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MWh	[2]	0
CRRs | Purchases | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MWh	[2]	0

[1]	Represents balance of the current year.
[2]	Volumes for option contracts factor in the probability of an option being exercised and may be less than the notional amount of the option.
[3]	A valuation allowance of $78 million has been recorded against the deferred tax assets for these losses.